Employee Benefit Plans (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Defined Benefit Plan Disclosure [Line Items]
Expected amount of accumulated other comprehensive loss recognized in net periodic benefit costs	$ 255,000
Expected amount of deferred regulatory assets to be recognized in net periodic benefit costs	706,000
Unrecognized transition obligation amortization period	20 years
Minimum employee contribution percent	1.00%
Maximum employee contribution percent	50.00%
Company's matching contribution	295,584	274,701	257,718
Defined Benefit Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Years until benefits are fully vested	5 years
Expected employer contributions in next fiscal year	1,100,000
Postretirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Minimum service requirement for postretirement benefit vesting	10 years
Expected employer contributions in next fiscal year	$ 850,000
First Portion Match [Member] | After April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	100.00%
Percentage of employee's gross pay that is matched by the employer	4.00%
First Portion Match [Member] | Prior To April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	100.00%
Percentage of employee's gross pay that is matched by the employer	3.00%
Second Portion Match [Member] | After April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	50.00%
Percentage of employee's gross pay that is matched by the employer	2.00%
Second Portion Match [Member] | Prior To April 2010 [Member]
Defined Benefit Plan Disclosure [Line Items]
Employers percentage match of employees match percentage	50.00%
Percentage of employee's gross pay that is matched by the employer	3.00%